Share capital (Tables)	9 Months Ended
Oct. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Detailed disclosure about share capital, options exercised
During the nine months ended October 31, 2018 the following exercises of share options and RSUs took place:

Date	Number of options exercised
March 16, 2018	4,216
April 18, 2018	38,850
April 23, 2018	48,981
July 18, 2018	136,991
October 24, 2018	138,886
367,924